Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	$ 12,625,000	$ 23,323,000	$ 11,764,000
A320 Aircraft And Boeing 737 Classic [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	12,600,000
A320 Aircraft [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of aircraft impaired	4
Boeing 737 Classic [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of aircraft impaired	1
Level 2 [Member] | Structured Note Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Structured note receivable	67,300,000
Fair value inputs, discount rate	6.80%
Level 3 [Member] | Coupon Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Coupon liabiilty	$ 97,100,000
Fair value inputs, discount rate	5.50%